Borrowings (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Borrowings [Abstact]
2013	$ 33,095
2014	63,683
2015	22,457
2016	21,885
2017	529,230
2018 and thereafter	691,721
Total	$ 1,362,071	$ 1,458,019